DESCRIPTION OF THE PLAN - Forfeitures, Notes Receivable from Participants (Details) - Precision Strip Retirement and Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Amount of forfeited nonvested contributions during the period	$ 776,550
Amount of forfeited nonvested contributions used to offset employer contributions	776,246
Forfeited non-vested accounts	14,199	$ 11,312
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage of account balance (as a percent)	50.00%
General purpose loan, maximum repayment term	5 years
Primary residence loan, maximum repayment term	10 years
Minimum
DESCRIPTION OF THE PLAN
Loan interest rate (as a percent)	4.25%
Maximum
DESCRIPTION OF THE PLAN
Loan interest rate (as a percent)	9.50%